Expense Example - Transamerica JPMorgan Asset Allocation - Moderate Growth VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	87	271	471	1,049	112	350	606	1,340